STOCKHOLDERS' EQUITY (Details)	Jun. 30, 2023 $ / shares shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	17,784,723
Year 2033 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	17,784,723
Exercise Price 1.2056
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	17,784,723
Exercise Price 1.2056 | Year 2033 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	17,784,723
Share-Based Compensation Arrangement by Share-Based Payment Award, Per Share Weighted Average Price of Shares Purchased | $ / shares	$ 1.2056